Annual Total Returns - Fidelity Advisor Multi-Asset Income Fund [BarChart] - 12.31 Fidelity Advisor Multi-Asset Income Fund Retail PRO-04 - Fidelity Advisor Multi-Asset Income Fund	Mar. 01, 2021
Bar Chart Table:
Annual Return, Inception Date	Mar. 28, 2018
Fidelity Multi-Asset Income Fund
Bar Chart Table:
Annual Return 2019	23.14%
Annual Return 2020	16.55%